Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 186	$ 157
Short-term investments	48	43
Accounts receivable	146	95
Inventories	441	370
Sales and indirect taxes recoverable	250	271
Income taxes receivable	24	25
Assets held for sale		548
Other	48	59
Current assets	1,143	1,568
Mining interests
Owned by subsidiaries and joint operation	17,311	17,565
Investments in associates and joint venture	2,736	2,007
Mining interest, Total	20,047	19,572
Investments in securities	178	114
Deferred income taxes	112	49
Inventories	16	28
Other	189	166
Total assets	21,685	21,497
Current portion of debt
Accounts payable and accrued liabilities	574	512
Current portion of debt	499
Income taxes payable	98	52
Liabilities relating to assets held for sale		118
Other	84	95
Current liability total	1,255	777
Deferred income taxes	3,063	3,658
Debt	1,984	2,510
Deferred payment obligation	182
Provisions	610	661
Finance lease obligations	242	247
Income taxes payable	122	127
Other	43	102
Total liabilities	7,501	8,082
Shareholders' equity
Common shares, stock options and restricted share units	18,261	18,064
Accumulated other comprehensive income	23	41
Deficit	(4,100)	(4,690)
Shareholder's equity	14,184	13,415
Total liabilities and shareholders' equity	$ 21,685	$ 21,497